Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 04, 2013	Oct. 31, 2012
Document Information [Line Items]
Document Type	S-11
Amendment Flag	false
Document Period End Date		Jan 4, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Registrant Name	American Realty Capital Global Trust, Inc.
Entity Central Index Key	0001526113
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding			254,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Prepaid expenses and other assets	$ 67	$ 0
Deferred offering costs	0	559
Total assets	67	559
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	2,085	375
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding	0	0
Common stock, $0.01 par value, 300,000,000 shares authorized, 31,222 and 22,222 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	0	0
Additional paid-in capital	1,845	(200)
Accumulated deficit during the development phase	(173)	(16)
Total stockholders' equity (deficit)	(2,018)	184
Total liabilities and stockholders' equity (deficit)	$ 67	$ 559

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common stock, shares issued	31,222	22,222
Common stock, shares outstanding	31,222	22,222

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012
Revenues	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	93	0	157	173
Total expenses	93	0	157	173
Net loss	(93)	0	(157)	(173)
Comprehensive loss	$ (93)	$ 0	$ (157)	$ (173)

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total USD ($)	Common stock	Additional Paid-in Capital USD ($)	Accumulated Deficit During The Development Stage [Member] USD ($)
Beginning Balance at Jul. 12, 2011
Issuance of common stock (in shares)		22,222
Issuance of common stock	$ 200		$ 200
Net loss	(16)			(16)
Ending Balance at Dec. 31, 2011	184		200	16
Ending Balance (in shares) at Dec. 31, 2011		22,222
Net loss	(157)			(157)
Offering costs	(2,052)		(2,052)
Share-based Compensation (in shares)		9,000
Share-based Compensation	7		7
Ending Balance at Sep. 30, 2012	$ (2,018)		$ 1,845	$ 173
Ending Balance (in shares) at Sep. 30, 2012		31,222

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	16 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Oct. 31, 2012
Cash flows from operating activities:
Net loss	$ 0	$ (16,000)	$ (157,000)	$ (173,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	0		7,000	7,000
Changes in assets and liabilities:
Prepaid expenses and other assets	0		(67,000)	(67,000)
Accounts payable and accrued expenses	0		(8,000)	8,000
Net cash used in operating activities	0		(225,000)	(225,000)
Cash flows from financing activities:
Proceeds from issuance of common stock	0	200,000	0	200,000	2,200,000
Payments of offering costs	0		(416,000)	(696,000)
Advances from affiliate	0		641,000	721,000
Net cash provided by financing activities	0		225,000	225,000
Net change in cash	0		0	0
Cash, beginning of period	0	0	0	0	0
Cash, end of period	0	0	0	0
Non-cash Financing Activities [Abstract]
Deferred offering costs paid directly by affiliates	$ 0		$ 0	$ 90

Organization and Proposed Business Operations	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Proposed Business Operations
American Realty Capital Global Trust, Inc. (the “Company”), incorporated on July 13, 2011, is a Maryland corporation that intends to qualify as a real estate investment trust for U.S. federal income tax purposes for the taxable year ending December 31, 2012. On April 20, 2012, the Company commenced its initial public offering ("IPO") on a “reasonable best efforts” basis of up to 150.0 million shares of common stock, $0.01 par value per share, at a price of $10.00 per share, subject to certain volume and other discounts, pursuant to a registration statement on Form S-11 (File No. 333-177563) (the "Registration Statement) filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended. The Registration Statement also covers up to 25.0 million shares of common stock pursuant to a distribution reinvestment plan (the “DRIP”) under which the Company's common stockholders may elect to have their distributions reinvested in additional shares of the Company's common stock.
Until the first quarter following the Company's acquisition of at least $1.2 billion in total investment portfolio assets, the per share purchase price in the IPO will be up to $10.00 per share (including the maximum allowed to be charged for commissions and fees) and shares issued under the DRIP will initially be equal to $9.50 per share, which is 95% of the initial offering price in the IPO. Thereafter, the per share purchase price will vary quarterly and will be equal to the net asset value ("NAV") divided by the number of shares outstanding as of the end of business on the first day of each fiscal quarter after giving effect to any share purchases or repurchases effected in the prior quarter plus applicable commissions and fees, and the per share purchase price in the DRIP will be equal to the NAV per share.
The Company was formed to primarily acquire a diversified portfolio of commercial properties, with an emphasis on sale-leaseback transactions involving single tenant net-leased commercial properties. The Company’s primary geographic target will be the United States, although up to 40% of its portfolio may consist of properties purchased in Europe and up to an additional 10% may consist of properties purchased elsewhere internationally. All such properties may be acquired and operated by the Company alone or jointly with another party. The Company may also originate or acquire first mortgage loans secured by real estate. As of September 30, 2012, the Company had not acquired any real estate investments or commenced real estate operations. On October 24, 2012, the Company had raised proceeds sufficient to break escrow in connection with the IPO. The Company purchased its first property and commenced real estate operations on October 30, 2012.
Substantially all of the Company’s business will be conducted through American Realty Capital Global Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company is the sole general partner and holds substantially all of the units of limited partner interests in the OP ("OP units"). American Realty Capital Global Special Limited Partner, LLC (the “Special Limited Partner”), an entity wholly owned by AR Capital Global Holdings, LLC (the “Sponsor”) will contribute $200 to the OP in exchange for 22 units of limited partner interest in the aggregate OP ownership, which will represent a nominal percentage of the aggregate OP ownership. After one year, the limited partner interests have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.
The Company has no paid employees. American Realty Capital Global Advisors, LLC (the “Advisor”) is the Company’s affiliated advisor, which has been retained to manage the Company’s affairs on a day-to-day basis. The Advisor entered into a service provider agreement with a third party, Moor Park Global Capital Partners LLP (the "Service Provider"), pursuant to which the Service Provider has agreed to provide, subject to the Advisor's oversight, certain real estate related services, including sourcing and structuring of investment opportunities, performance of due diligence, and arranging debt financing and equity investment syndicates with respect to the Company's properties in Europe. The properties will be managed and leased initially by American Realty Capital Global Properties, LLC (the “Property Manager”). Realty Capital Securities, LLC (the “Dealer Manager”) will serve as the dealer manager of the IPO. The Advisor, Property Manager and Dealer Manager are affiliates of the Sponsor and Special Limited Partner. These related parties will receive compensation and fees for services related to the IPO and for the investment and management of the Company’s assets. These entities will receive fees during the offering, acquisition, operational and liquidation stages. Pursuant to the service provider agreement between the Advisor and the Service Provider, the Advisor has agreed to assign 50.0% of the fees payable by the Company under the advisory agreement to the Service Provider, solely with respect to our foreign investment strategy in Europe. The assigned fees will be deducted from the fees payable to the Advisor, pursuant to the service provider agreement.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The accompanying consolidated financial statements of the Company included herein were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to this Quarterly Report on Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The information furnished includes all adjustments and accruals of a normal recurring nature, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations for the three and nine months ended September 30, 2012 and for the period from July 13, 2011 (date of inception) to September 30, 2012 are not necessarily indicative of the results for the entire year or any subsequent interim period.
These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of December 31, 2011, and for the period from July 13, 2011 (date of inception) to December 31, 2011, which are included in the Company's Registration Statement on Form S-11. There have been no significant changes to Company's significant accounting policies during the nine months ended September 30, 2012 other than the updates described below.
Deferred Costs
Deferred costs consist of deferred offering costs. Deferred offering costs represent professional fees, fees paid to various regulatory agencies, and other costs incurred in connection with registering to sell shares of the Company's common stock. On April 20, 2012, the day the Company commenced its IPO, deferred offering costs were reclassified to stockholders’ equity.
Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance regarding disclosures about offsetting assets and liabilities, which requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The adoption of this guidance, which is related to disclosure only, is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's consolidated financial position or results of operations.

Common Stock	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Common Stock
Common Stock
As of September 30, 2012 and December 31, 2011, the Company had 31,222 and 22,222 shares of common stock outstanding, including unvested restricted shares, respectively, and had received total proceeds of $0.2 million as of September 30, 2012 and December 31, 2011.
On October 5, 2012, the Company's board of directors authorized and the Company declared, a distribution, which will be calculated based on stockholders of record each day during the applicable period at a rate of $0.00194520550 per day based on $10.00 price per common share. The distributions will begin to accrue 30 days following the Company’s initial property acquisition. The distributions will be payable by the 5th day following each month end to stockholders of record at the close of business each day during the prior month. Distributions payments are dependent on the availability of funds. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time and therefore distributions payments are not assured.
The Company has a Share Repurchase Program (“SRP”) that enables stockholders to sell their shares to the Company. Under the SRP, stockholders may request that the Company repurchase all or any portion, subject to certain minimum amounts described below, of their shares on any business day, if such repurchase does not impair the Company's capital or operations.
After the first quarter following the Company's acquisition of at least $1.2 billion in total investment portfolio assets, the repurchase price for shares under the SRP will be based on NAV. Only those stockholders who purchased their shares from us or received their shares from us (directly or indirectly) through one or more non-cash transactions may be able to participate in the SRP. The repurchase of shares will occur on the last business day of each quarter (and in all events on a date other than a dividend payment date). Purchases under the SRP will be limited in any calendar quarter to 1.25% of the Company's NAV as of the last day of the previous calendar quarter, or approximately 5.0% of the Company's NAV in any 12 month period. If the Company reaches the 1.25% limit on repurchases during any quarter, the Company will not accept any additional repurchase requests for the remainder of such quarter. The SRP will automatically resume on the first day of the next calendar quarter, unless the board of directors determines to suspend the SRP.
Prior to the commencement of the calculation of NAV, the number of shares repurchased may not exceed 5.0% of the weighted average number of shares of common stock outstanding at the end of the previous calendar year and the price per share for repurchases of shares of common stock will be as follows:

•	the lower of $9.25 or 92.5% of the price paid to acquire the shares, for stockholders who have continuously held their shares for at least one year;

•	the lower of $9.50 and 95.0% of the price paid to acquire the shares for stockholders who have continuously held their shares for at least two years;

•	the lower of $9.75 and 97.5% of the price paid to acquire the shares for stockholders who have continuously held their shares for at least three years; and

•
the lower of $10.00 and 100.0% of the price paid to acquire the shares for stockholders who have continuously held their shares for at least four years (in each case, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to our common stock).

Subject to limited exceptions, stockholders who request the repurchase of shares of the Company's common stock within the first four months from the date of purchase will be subject to a short-term trading fee of 2.0%.
When a stockholder requests a repurchase and the repurchase is approved, the Company reclassifies such obligation from equity to a liability based on the settlement value of the obligation. Shares purchased under the SRP have the status of authorized but unissued shares. As of September 30, 2012, no shares of common stock have been repurchased or were eligible to be repurchased.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Litigation
In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company does not own any properties as of September 30, 2012, has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Related Party Transactions and Arrangements	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions
As of September 30, 2012 and December 31, 2011, the Special Limited Partner owned 22,222 shares of the Company's outstanding common stock. The Advisor and its affiliates may incur costs and fees on behalf of the Company. All offering costs incurred by the Company or its affiliated entities on behalf of the Company are reflected in the accompanying balance sheets. As of September 30, 2012 and December 31, 2011, $0.8 million and $0.2 million, respectively, was payable to affiliated entities to fund the payment of third party professional fees and offering costs.
Fees Paid in Connection with the IPO
The Dealer Manager receives fees and compensation in connection with the sale of the Company’s common stock. The Dealer Manager receives selling commissions of up to 7.0% of the per share purchase price of offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Dealer Manager receives 3.0% of the per share purchase price from the sale of our shares, before reallowance to participating broker-dealers, as a dealer-manager fee. The Dealer Manager may re-allow its dealer-manager fee to participating broker-dealers. A participating broker dealer may elect to receive a fee equal to 7.5% of the gross proceeds from the sale of shares (not including selling commissions and dealer-manager fees) by such participating broker dealers, with 2.5% thereof paid at the time of the sale and 1.0% paid on each anniversary date of the closing of the sale to the fifth anniversary date of the closing of the sale. If this option is elected, the Dealer Manager’s fee will be reduced to 2.5% (not including selling commissions and dealer manager fees). No such fees have been incurred from the Dealer Manager during the period from July 13, 2011 (date of inception) to September 30, 2012.
The Advisor and its affiliates receive compensation and reimbursement for services relating to the IPO and the investment and management of the Company’s assets. During the period from July 13, 2011 (date of inception) to September 30, 2012, there were $0.7 million of offering cost reimbursements incurred from the Advisor and Dealer Manager. The Company is responsible for offering and related costs from the ongoing offering, excluding commissions and dealer manager fees, up to a maximum of 1.5% of gross proceeds received from its ongoing offering of common stock, measured at the end of the offering. Offering costs in excess of the 1.5% cap as of the end of the offering are the Advisor's responsibility. As of September 30, 2012, offering and related costs exceeded 1.5% of gross proceeds received from the IPO by $2.0 million. After the escrow break, the Advisor has elected to cap cumulative offering costs incurred by the Company, net of unpaid amounts, to 15% of gross common stock proceeds during the offering period. As of September 30, 2012, cumulative offering costs were $2.1 million.
The Company had $0.7 million of accrued expenses payable to the Advisor and the Dealer Manager at September 30, 2012 for services performed related to the IPO and offering and other cost reimbursements. No such amounts were payable as of December 31, 2011.
Fees Paid in Connection With the Operations of the Company
The Advisor receives an acquisition fee of 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for a loan or other investment. Solely with respect to investment activities in Europe, the Service Provider will be paid 50% of the acquisition fees and the Advisor will receive the remaining 50%, as set forth in the service provider agreement. Such fees will be deducted from fees payable to the Advisor, pursuant to the service provider agreement. The Advisor is also reimbursed for acquisition costs incurred in the process of acquiring properties, which is expected to be 0.6% of the contract purchase price. In no event will the total of all acquisition fees and acquisition expenses payable with respect to a particular investment exceed 4.5% of the contract purchase price or 4.5% of the amount advanced for a loan or other investment. Once the proceeds from the IPO have been fully invested, the aggregate amount of acquisition fees will not exceed 1.5% of the contract purchase price for all of the assets acquired. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
If the Company’s Advisor provides services in connection with the origination or refinancing of any debt that the Company obtains and uses to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company will pay the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations. Solely with respect to our investment activities in Europe, the Service Provider will be paid 50% of the financing coordination fees and the Advisor will receive the remaining 50%, as set forth in the service provider agreement.  Such fees will be deducted from fees payable to the Advisor, pursuant to the service provider agreement. No financing coordination fees were incurred during the period from July 13, 2012 (date of inception) to September 30, 2012.
The Company will pay the Advisor a monthly fee equal to one-twelfth of 0.75% of the cost of investment portfolio assets (cost will include the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but will exclude acquisition fees). Once the calculation of NAV begins, the asset management fee will be based on the lower of 0.75% of the costs of investment portfolio assets and 0.75% of the quarterly NAV. Such fee to the Advisor will be payable, at the discretion of our board of directors, in cash, common stock, restricted stock grants or any combination thereof. All or a portion of the asset management fee may be waived or deferred at the sole discretion of our board of directors (a) to the extent that FFO, as adjusted, during the six months ending on the last day of the calendar quarter immediately preceding the date that such asset management fee is payable, is less than the distributions declared with respect to such six month period or (b) for any other reason. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
If the Property Manager or an affiliate provides property management and leasing services for properties owned by the Company, the Company will pay fees equal to: (i) with respect to stand-alone, single-tenant net leased properties which are not part of a shopping center, 2.0% of gross revenues from the properties managed and (ii) with respect to all other types of properties, 4.0% of gross revenues from the properties managed. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
For services related to overseeing property management and leasing services provided by any person or entity that is not an affiliate of the Property Manager, we will pay the Property Manager an oversight fee equal to 1.0% of gross revenues of the property managed. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
Solely with respect to our investment activities in Europe, the Service Provider or other entity providing property management services with respect to such investments will be paid: (i) with respect to single-tenant net leased properties which are not part of a shopping center, 1.75% of the gross revenues from such properties and (ii) with respect to all other types of properties, 3.5% of the gross revenues from such properties. The Property Manager will receive 0.25% of the gross revenues from European single-tenant net leased properties which are not part of a shopping center and 0.5% of the gross revenues from all other types of properties, reflecting a 50% split of an Oversight Fee with the Service Provider or an affiliated entity providing European property management services. Such fees will be deducted from fees payable to the Advisor, pursuant to the service provider agreement. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
Commencing six months after the commencement of the IPO, the Company will reimburse the Advisor’s costs of providing administrative services, subject to the limitation that the Company will not reimburse the Advisor for any amount by which the Company's operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeds the greater of (a) 2.0% of average invested assets and (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period. Additionally, the Company will reimburse the Advisor for personnel costs in connection with other services during the operational stage, in addition to paying an asset management fee; however, the Company will not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees or real estate commissions. No reimbursement was incurred from the Advisor for providing services during the period from July 13, 2011 (date of inception) to September 30, 2012.
The Company will pay the Advisor an annual subordinated performance fee calculated on the basis of the Company's total return to stockholders, payable annually in arrears, such that for any year in which the Company's total return on stockholders’ capital exceeds 6.0% per annum, the Advisor will be entitled to 15.0% of the excess total return but not to exceed 10.0% of the aggregate total return for such year (which will take into account distributions and realized appreciation). This fee will be payable only upon the sale of assets, distributions or other events which results in our return on stockholders’ capital exceeding 6.0% per annum. Solely with respect to our investment activities in Europe, the Service Provider will be paid 50% of the annual subordinated performance fee payable in respect of such investments, and the Advisor or its affiliates will receive the remaining 50%, as set forth in the service provider agreement. No such amounts have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
In order to improve operating cash flows and the ability to pay distributions from operating cash flows, the Advisor may waive certain fees including asset management and property management fees. Because the Advisor may waive certain fees, cash flow from operations that would have been paid to the Advisor may be available to pay distributions to stockholders. The fees that may be forgiven are not deferrals and accordingly, will not be paid to the Advisor in cash. In certain instances, to improve the Company’s working capital, the Advisor may elect to absorb a portion of the Company’s general and administrative costs or property operating expenses. These absorbed costs are presented net in the accompanying consolidated statements of operations and comprehensive loss. No expenses have been absorbed by the Advisor during the period from July 13, 2011 (date of inception) to September 30, 2012.
Fees Paid in Connection with the Liquidation or Listing of the Company’s Real Estate Assets
The Company will pay a brokerage commission on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid if a third party broker is also involved; provided, however, that in no event may the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 6.0% of the contract sales price and a reasonable, customary and competitive real estate commission, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provided a substantial amount of services in connection with the sale. No such amounts have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
If the Company is not simultaneously listed on an exchange, the Company will pay a subordinated participation in the net sales proceeds of the sale of real estate assets of 15.0% of remaining net sale proceeds after return of capital contributions to investors plus payment to investors of an annual 6.0% cumulative, pre-tax non-compounded return on the capital contributed by investors. The Company cannot assure that it will provide this 6.0% return but the Advisor will not be entitled to the subordinated participation in net sale proceeds unless the Company’s investors have received a 6.0% cumulative non-compounded return on their capital contributions. No such amounts have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
The Company will pay a subordinated incentive listing distribution of 15.0%, payable in the form of a promissory note, of the amount by which the market value of all issued and outstanding shares of the Company's common stock plus distributions exceeds the aggregate capital contributed by investors plus an amount equal to a 6.0% cumulative, pre-tax non-compounded annual return to investors. The Company cannot assure that it will provide this 6.0% return but the Advisor will not be entitled to the subordinated incentive listing fee unless investors have received a 6.0% cumulative, pre-tax non-compounded return on their capital contributions. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012. Neither the Advisor nor any of its affiliates can earn both the subordination participation in the net proceeds and the subordinated listing distribution.
Solely with respect to the Company's properties in Europe, the Service Provider has the right to be paid up to 50.0% of subordinated participation in the net sales proceeds of the sale of real estate assets and 50.0% of subordinated incentive listing distribution relating to such properties. No such fees have been incurred during the period from July 13, 2011 (date of inception) to September 30, 2012.
Upon termination or non-renewal of the advisory agreement, the Advisor will receive distributions from the OP payable in the form of a promissory note. In addition, the Advisor may elect to defer its right to receive a subordinated distribution upon termination until either a listing on a national securities exchange or other liquidity event occurs.

Economic Dependency	9 Months Ended
Sep. 30, 2012
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency
Under various agreements, the Company has engaged or will engage the Advisor and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issue, as well as other administrative responsibilities for the Company including accounting services and investor relations.
As a result of these relationships, the Company is dependent upon the Advisor and its affiliates. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.

Share-Based Compensation	9 Months Ended
Sep. 30, 2012
Share-based Compensation [Abstract]
Share-Based Compensation
Share-Based Compensation
Stock Option Plan
 The Company has a stock option plan (the “Plan”) which authorizes the grant of nonqualified stock options to the Company’s independent directors, officers, advisors, consultants and other personnel, subject to the absolute discretion of the board of directors and the applicable limitations of the Plan. The exercise price for all stock options granted under the Plan during the IPO will be $9.00, until the later of the end of the escrow period or the Company's first property acquisition, and thereafter through the termination of the IPO, based on NAV, and thereafter the exercise price for stock options granted to the independent directors will be equal to the fair market value of a share on the last business day preceding the annual meeting of stockholders. A total of 0.5 million shares have been authorized and reserved for issuance under the Plan. As of September 30, 2012, no stock options were issued under the Plan.
Restricted Share Plan
The Company has an employee and director incentive restricted share plan (the “RSP”), which provides for the automatic grant of 3,000 restricted shares of common stock to each of the independent directors, without any further action by the Company’s board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder’s meeting. Restricted stock issued to independent directors will vest over a five-year period following the first anniversary of the date of grant in increments of 20% per annum. The RSP provides the Company with the ability to grant awards of restricted shares to the Company’s directors, officers and employees (if the Company ever has employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to entities that provide services to the Company. The fair market value of any shares of restricted stock granted under our restricted share plan, together with the total amount of acquisition fees, acquisition expense reimbursements, asset management fees, financing coordination fees, disposition fees and subordinated distributions by the operating partnership payable to the advisor (or its assignees), shall not exceed (a) 6% of all properties' aggregate gross contract purchase price, (b) as determined annually, the greater, in the aggregate, of 2% of average invested assets and 25% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period, (c) disposition fees, if any, of up to 3% of the contract sales price of all properties that we sell and (d) 15% of remaining net sales proceeds after return of capital contributions plus payment to investors of a 6% cumulative, pre-tax, non-compounded return on the capital contributed by investors. Additionally, the total number of shares of common stock granted under the RSP shall not exceed 5.0% of the Company’s authorized common shares pursuant to the IPO and in any event will not exceed 7.5 million shares (as such number may be adjusted for stock splits, stock dividends, combinations and similar events).
Restricted share awards entitle the recipient to receive common shares from the Company under terms that provide for vesting over a specified period of time or upon attainment of pre-established performance objectives. Such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient’s employment or other relationship with the Company. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in common shares shall be subject to the same restrictions as the underlying restricted shares. As of September 30, 2012, there were 9,000 restricted unvested shares issued to independent directors under the RSP at $9.00 per share. The value of the shares is being expensed over the vesting period of five years. Compensation expense related to restricted stock was approximately $7,000 for the period from July 13, 2011 (date of inception) to September 30, 2012.
Other Share-Based Compensation
The Company may issue common stock in lieu of cash to pay fees earned by the Company's directors. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. There were no such shares of common stock issued in lieu of cash during the period from July 13, 2011 (date of inception) to September 30, 2012.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have not been any events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the following transactions:
Development Stage Company
On October 24, 2012, the Company raised proceeds sufficient to break escrow in connection with its IPO on a reasonable best efforts basis. The Company received and accepted aggregate subscriptions in excess of the minimum $2.0 million and issued shares of common stock to each of the Sponsor and Moor Park Global Advisors Limited, a subsidiary of the Service Provider, in the amount of $1.0 million at a purchase price of $9.00 per share. The Company purchased its first property and commenced real estate operations on October 30, 2012, and as of such date is no longer considered to be a development stage company.
Sales of Common Stock
As of October 31, 2012, the Company had 0.3 million shares of common stock outstanding, including unvested restricted shares from total proceeds from the IPO of $2.2 million.
Acquisition and Financing
On October 30, 2012, the Company acquired its first property – a McDonald’s restaurant located in Carlisle, United Kingdom for a purchase price of $2.6 million, excluding closing costs. The property contains 9,094 rentable square feet and is 100% leased. The property’s original lease has a 35-year term with 11.4 years remaining. Rent is adjusted to market every five years under the lease. The annualized straight line rental income for the initial lease term is $0.2 million or $24.74 per rentable square foot. On October 30, 2012, the Company entered into a mortgage note payable, collateralized by the McDonald's property, in the amount of $1.2 million. The mortgage note payable provides for quarterly interest payments with all principal outstanding being due on the maturity date in October 2017. The interest rate is fixed with an interest rate swap at 4.08%. The mortgage note payable may be prepaid at any time, in whole or in part, without premium or penalty. In the event of a default, the lender has the right to terminate its obligations and to accelerate the payment on any unpaid principal amount of the mortgage note payable.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy
Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance regarding disclosures about offsetting assets and liabilities, which requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The adoption of this guidance, which is related to disclosure only, is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's consolidated financial position or results of operations.

Organization (Details) (USD $)	Oct. 24, 2012	Sep. 30, 2012	Apr. 20, 2012	Dec. 31, 2011	Oct. 05, 2012 Common stock	Sep. 30, 2012 Common stock	Apr. 20, 2012 Common stock	Sep. 30, 2012 American Realty Capital Global Special Limited Partner, LLC [Member]	Sep. 30, 2012 Minimum [Member]	Apr. 20, 2012 Minimum [Member] Common stock	Sep. 30, 2012 Unaffiliated Third Party Property Management Services [Member] Europe [Member] Maximum [Member]
Operations [Line Items]
Common Stock, Shares Authorized		300,000,000	150,000,000	300,000,000
Common stock, par value, in dollars per share		$ 0.01	$ 0.01	$ 0.01
Share Price	$ 9				$ 10	$ 10	$ 10
Shares available for issuance under a distribution reinvestment plan, shares							25,000,000
Payments to Acquire Real Estate									$ 1,200,000,000
Share Price, Dividend Reinvestment Plan										$ 9.5
Share Price, Dividend Reinvestment Plan, Percentage of Estimated Value of Common Stock										95.00%
Limited Partners' Contributed Capital								$ 200
Units of limited partner interest in OP held by The Advisor		22
Property Management Fee, Percent Fee											50.00%

Common Stock (Schedule of Stock by Class) (Details) (USD $)	0 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended					0 Months Ended	9 Months Ended
	Oct. 24, 2012	Oct. 05, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Oct. 31, 2012	Oct. 05, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Apr. 20, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Oct. 24, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 One Year [Member] Minimum [Member]	Sep. 30, 2012 One Year [Member] Maximum [Member]	Sep. 30, 2012 Two Years [Member] Minimum [Member]	Sep. 30, 2012 Two Years [Member] Maximum [Member]	Sep. 30, 2012 Three Years [Member] Minimum [Member]	Sep. 30, 2012 Three Years [Member] Maximum [Member]	Sep. 30, 2012 Four Years [Member] Minimum [Member]	Sep. 30, 2012 Four Years [Member] Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				22,222	31,222		31,222			31,222		22,222
Proceeds from issuance of common stock	$ 1,000,000		$ 0	$ 200,000	$ 0	$ 200,000	$ 200,000	$ 2,200,000					$ 2,000,000
Common Stock, Dividends, Per Share Per Day, Declared		$ 0.00194520548
Share Price	$ 9								$ 10	$ 10	$ 10
Payments to Acquire Real Estate														$ 1,200,000,000
Stock Repurchase Program, Quarterly Authorized Amount as a Percentage of Net Asset Value					1.25%		1.25%
Stock Repurchase Program, Annual Authorized Amount as a Percentage of Net Asset Value					5.00%		5.00%
Repurchase Price, Share Repurchase Program															$ 9.25		$ 9.5		$ 9.75		$ 10
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid																92.50%		95.00%		97.50%		100.00%
Common Stock, Short-term Trading Fee, Percentage of Aggregate Net Asset Value of Shares Repurchased					2.00%		2.00%

Related Party Transactions and Arrangements (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					9 Months Ended												9 Months Ended	12 Months Ended														9 Months Ended						9 Months Ended								9 Months Ended
Jun. 30, 2012	Dec. 31, 2011 American Realty Capital Global Special Limited Partner, LLC [Member]	Sep. 30, 2012 Special Limited Partner [Member]	Sep. 30, 2012 Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Net Asset Value of Institutional Shares [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Gross Proceeds, Retail Shares [Member] Maximum [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Contract Purchase Price [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Contract Purchase Price [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Advance on Loan or Other Investment [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Contract Purchase Price, All Assets Acquired [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Gross Revenue, Managed Properties [Member] Maximum [Member] Property Manager [Member] American Realty Capital Global Properties, LLC [Member]	Sep. 30, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012 Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Monthly Average Daily Net Asset Value [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Jun. 30, 2012 Fees and Expense Reimbursement,Stock Offering [Member] Advisor and Dealer Manager [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Fees and Expense Reimbursement,Stock Offering [Member] Advisor and Dealer Manager [Member] American Realty Capital Global Advisors, LLC and Realty Capital Securities, LLC [Member]	Dec. 31, 2011 Fees and Expense Reimbursement,Stock Offering [Member] Advisor and Dealer Manager [Member] American Realty Capital Global Advisors, LLC and Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Annual Targeted Investor Return [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Brokerage Commission Fees [Member] Contract Sales Price [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Real Estate Commissions [Member] Contract Sales Price [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Third party professional fees and offering costs [Member]	Dec. 31, 2011 Third party professional fees and offering costs [Member]	Sep. 30, 2012
Portion recoverable by thrid party service provider [Member]
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012
Portion recoverable by thrid party service provider [Member]
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012 Average Invested Assets [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Option One [Member] Gross Proceeds, Retail Shares [Member] Maximum [Member] Participating Broker-Dealer [Member]	Sep. 30, 2012 Option One [Member] Gross Proceeds, Retail Shares [Member] Maximum [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Option Two [Member] Gross Proceeds, Retail Shares [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Lower of [Member] Contract Purchase Price, All Assets Acquired [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Lower of [Member] Monthly Average Daily Net Asset Value [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Greater Of [Member] Average Invested Assets [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012
Greater Of [Member]
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member]
Maximum [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012 Stand Alone, Single Tenant, Net Leased [Member] Gross Revenue, Managed Properties [Member] Maximum [Member] Property Manager [Member] American Realty Capital Global Properties, LLC [Member]	Sep. 30, 2012
All other properties, other than stand alone, single tenant, net leased [Member]
Gross Revenue, Managed Properties [Member]
Maximum [Member]
Property Manager [Member]
American Realty Capital Global Properties, LLC [Member]
Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Maximum [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Contract Purchase Price [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Amount Available or Outstanding Under Financing Arrangement [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Gross Revenue, Managed Properties [Member] Maximum [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Pre-tax Non-compounded Return on Capital Contribution [Member]	Sep. 30, 2012 Europe [Member] Portion of Fees Attributable to Related Party [Member] Contract Purchase Price [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012
Europe [Member]
Portion of Fees Attributable to Related Party [Member]
Amount Available or Outstanding Under Financing Arrangement [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012
Europe [Member]
Portion of Fees Attributable to Related Party [Member]
Pre-tax Non-compounded Return on Capital Contribution [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012 Gross Revenue, Managed Properties [Member] Europe [Member] Unaffiliated Third Party Property Management Services [Member] Stand Alone, Single Tenant, Net Leased [Member]	Sep. 30, 2012
Gross Revenue, Managed Properties [Member]
Europe [Member]
Unaffiliated Third Party Property Management Services [Member]
All other properties, other than stand alone, single tenant, net leased [Member]
Sep. 30, 2012 Gross Revenue, Managed Properties [Member] Europe [Member] Unaffiliated Third Party Property Management Services [Member] Singe Tenant Net Lease, Not Part of Shopping Center [Member]	Sep. 30, 2012
Gross Revenue, Managed Properties [Member]
Europe [Member]
Unaffiliated Third Party Property Management Services [Member]
All Other Property Types, Other Than Stand Alone, Single Tenant, Net Leased and Not Part of Shopping Center [Member]

Related Party Transaction [Line Items]
Common stock held by related party, in shares		22,222	22,222
Due to Affiliate																									$ 0.8	$ 0.2
Sales commissions as a percentage of benchmark							7.00%																								3.00%	2.50%
Expense with related party																			0.7
Brokerage fee as a percentage of benchmark																														7.50%
Brokerage fees as a percentage of benchmark, initial grant																														2.50%
Brokerage fees as a percentage of benchmark, periodic payment																														1.00%
Liability for offering and related costs from IPO					1.50%
Aggregate costs borne by related party				(2)
Cumulative offering cost cap					15.00%
Cumulative offering costs, net of unpaid amounts	(2.1)
Accounts Payable, Related Parties																				$ 0.7	$ 0
Acquisition fees as a percentage of benchmark								1.00%																																50.00%				50.00%
Financing advance fees as a percentage of benchmark										1.00%
Financing advance fees as a percentage of benchmark, expected third party costs								0.60%
Aggregate acquisition fees and acquisition related expenses as a percentage of benchmark								4.50%
Acquisition and financing coordination fees as a percentage of benchmark									4.50%		1.50%	0.75%																													50.00%				50.00%
Oversight fees as a percentage of benchmark													1.00%																								2.00%	4.00%				50.00%
Property Management Fee, Percent Fee																																							50.00%								0.25%	0.50%	1.75%	3.50%
Operating expenses as a percentage of benchmark																																			2.00%	25.00%
Cumulative capital investment return to investors as a percentage of benchmark																						6.00%							6.00%
Subordinated performance fee as a percentage of benchmark														15.00%	10.00%		15.00%											50.00%															50.00%			50.00%
Real estate commissions as a percentage of benchmark																							2.00%	6.00%
Subordinated participation fees as a percentage of benchmark																15.00%											50.00%
Asset-based platform fees as a percentage of benchmark						0.00%
Related Party Transaction, Monthly Advisory Fees Earned by Related Party, Percentage of Benchmark																		0.06%															0.75%	0.75%

Share-Based Compensation (Details) (USD $)	3 Months Ended	9 Months Ended	15 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012	Oct. 24, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price				$ 9
Share-based compensation	$ 0	$ 7,000	$ 7,000
Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price		$ 9	$ 9
Number of shares authorized, in shares		500,000	500,000
Director Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		5 years
Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, in shares		7,500,000	7,500,000
Shares issued		9,000	9,000
Shares granted automatically upon election to board of directors, in shares		3,000	3,000
Periodic vesting percentage		20.00%	20.00%
Maximum authorized amount as a percentage of shares authorized		5.00%
Fair value at grant date		$ 9	$ 9
Share-based compensation		$ 7,000
Contract Purchase Price [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		6.00%	6.00%
Average Invested Assets [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		2.00%	2.00%
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		25.00%	25.00%
Disposition Fees [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		3.00%	3.00%
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		15.00%	15.00%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Maximum [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants		6.00%	6.00%

Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended		0 Months Ended		0 Months Ended
	Oct. 24, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Oct. 31, 2012	Oct. 30, 2012	Oct. 24, 2012 Minimum [Member]	Oct. 31, 2012 Subsequent Event [Member]	Oct. 30, 2012 McDonalds [Member]	Oct. 30, 2012 McDonalds [Member] Subsequent Event [Member] sqft	Oct. 30, 2012 Mortgages [Member] McDonalds [Member] Subsequent Event [Member]
Annualized Rental Income or Annualized Net Operating Income											$ 200,000
Proceeds from issuance of common stock	1,000,000	0	200,000	0	200,000	200,000	2,200,000		2,000,000
Share Price	$ 9
Common Stock, Shares, Outstanding			22,222	31,222		31,222				300,000
Real Estate Investment Property, at Cost												2,600,000
Real Estate Income (Loss) Per Square Foot											24.74
Area of Real Estate Property												9,094
Real Estate Property, Occupancy Rate								100.00%
Real Estate Property, Weighted Average Remaining Lease Term												11 years 4 months 24 days
Secured Debt													$ 1,200,000
Debt Instrument, Interest Rate, Effective Percentage													4.08%